Common and Preferred Shares and Warrants (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 26, 2012
Component of Operating Other Cost and Expense [Line Items]
Common shares repurchased	69,000,000	48,000,000
Cost basis of common stock repurchased	$ 3,952.0	$ 2,300.0	$ 590.0
Common And Preferred Shares And Warrants (Textuals) [Abstract]
Common share repurchases authorized				150,000,000
Common shares remaining under share repurchase authorizations	83,000,000
Shares held as treasury shares	3,900,000	4,200,000	4,700,000
Cost basis of treasury stock	236	217	219
Preferred shares, authorized	20,000,000
Preferred shares, par value	1.66
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Commissions Paid [Member]
Component of Operating Other Cost and Expense [Line Items]
Cost basis of common stock repurchased	$ 1.0	$ 1.0